Convertible Notes Payables (Details) - USD ($)						12 Months Ended
	Nov. 11, 2024	Jun. 13, 2024	Jan. 05, 2024	Nov. 27, 2023	Aug. 29, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Convertible Notes Payables (Details) [Line Items]
Aggregate principal amount					$ 2,920,800		$ 3,333,200	$ 1,489,200
Ordinary shares (in Shares)					400		18,466
Converted ordinary shares (in Shares)					533,000	1,040,000
Aggregate principal amount of convertible notes payable						$ 1,525,220		1,901,600
Convertible interest rate				10.00%		10.00%
Convertible note face value			$ 2,500,000
Exchange for funding		$ 2,000,000
Issuance of ordinary shares (in Shares)	900,000
Convertible notes payable						$ 945,833
Lind Global Fund II, LP, [Member]
Convertible Notes Payables (Details) [Line Items]
Convertible note face value		$ 2,400,000
Convertible Notes Payable [Member]
Convertible Notes Payables (Details) [Line Items]
Aggregate principal amount							$ 412,400
Aggregate principal amount of convertible notes payable								$ 2,480,987